UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: May 31, 2009

ITEM 1.          REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments
May 31, 2009

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 101.6%
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 78.6%
	U.S. Government Agencies — 63.6%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$100,000,000	1.150% due 6/2/09(a)	$100,000,000
100,000,000	1.150% due 6/15/09(a)	99,998,846
25,000,000	0.700% due 8/4/09(a)	25,000,000
50,000,000	0.770% due 8/25/09(a)	50,002,356
75,000,000	0.770% due 8/27/09(a)	75,000,000
100,000,000	0.199% due 9/21/09(a)	99,984,768
100,000,000	0.360% due 9/25/09(a)	99,984,075
40,000,000	0.736% due 11/9/09(a)	40,000,000
75,000,000	1.700% due 11/10/09(a)	75,000,000
125,000,000	1.250% due 11/12/09(a)	125,000,000
60,000,000	0.166% due 11/20/09(a)	59,933,531
150,000,000	1.250% due 11/24/09(a)	150,000,000
75,000,000	1.200% due 12/15/09(a)	75,134,251
60,500,000	0.360% due 12/21/09(a)	60,173,364
25,000,000	0.730% due 1/4/10(a)	25,000,000
75,000,000	0.370% due 3/5/10(a)	75,000,000
100,000,000	0.650% due 7/15/10(a)	99,988,689
50,000,000	0.900% due 7/16/10(a)	50,000,000
150,000,000	0.550% due 7/23/10(a)	149,358,700
97,000,000	0.840% due 9/17/10(a)	96,297,506
50,000,000	0.559% due 12/23/10(a)	50,000,000
50,000,000	0.556% due 1/20/11(a)	50,000,000
	Discount Notes:
92,000,000	0.160% due 6/12/09(b)	91,995,502
40,000,000	2.905% due 6/15/09(b)	39,955,667
50,000,000	2.446% due 6/16/09(b)	49,950,000
30,000,000	0.170% due 6/23/09(b)	29,996,883
25,000,000	0.170% due 6/24/09(b)	24,997,285
70,000,000	1.720% - 2.858% due 7/15/09(b)	69,807,500
25,000,000	0.541% due 8/3/09(b)	24,976,375
25,000,000	0.180% due 8/7/09(b)	24,991,625
50,000,000	1.928% due 8/19/09(b)	49,791,528
40,000,000	1.518% due 9/9/09(b)	39,833,333
20,000,000	2.957% due 9/15/09(b)	19,830,400
28,050,000	0.733% due 10/5/09(b)	27,978,332
50,000,000	1.623% due 10/22/09(b)	49,682,222
50,000,000	1.937% due 11/9/09(b)	49,575,139
35,000,000	2.146% due 11/18/09(b)	34,652,917
75,000,000	1.678% due 12/2/09(b)	74,367,500
30,000,000	0.806% due 12/21/09(b)	29,864,667
40,000,000	0.705% due 12/22/09(b)	39,841,333
25,000,000	0.786% due 1/5/10(b)	24,881,917

See Notes to Financial Statements.

30  |  Government Portfolio 2009 Annual Report

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 63.6% continued
$100,000,000	Notes, 0.930% due 2/19/10(a)	$99,949,399
	Federal Home Loan Bank (FHLB):
	Bonds:
45,000,000	0.876% due 8/5/09(a)	44,997,295
100,000,000	0.304% due 8/6/09(a)	99,997,313
50,000,000	0.370% due 8/7/09(a)	50,000,000
75,000,000	0.243% due 8/27/09(a)	74,996,457
100,000,000	1.136% due 9/4/09(a)	99,939,425
50,000,000	1.126% due 10/5/09(a)	50,000,000
100,000,000	0.306% due 1/13/10(a)	99,852,953
150,000,000	1.032% due 6/29/10(a)	150,000,000
	Discount Notes:
50,000,000	0.180% due 6/3/09(b)	49,999,500
25,000,000	0.180% due 6/4/09(b)	24,999,625
100,000,000	0.170% due 6/5/09(b)	99,998,111
50,000,000	0.501% due 6/22/09(b)	49,985,417
75,000,000	0.200% - 3.370% due 7/15/09(b)	74,887,555
200,000,000	0.150% due 7/24/09(b)	199,955,833
30,000,000	0.567% due 7/31/09(b)	29,971,750
73,600,000	0.522% due 9/29/09(b)	73,472,427
33,240,000	0.406% due 10/2/09(b)	33,194,004
25,000,000	0.723% due 10/8/09(b)	24,935,500
77,008,000	0.784% - 0.805% due 11/18/09(b)	76,721,049
33,370,000	0.784% due 11/20/09(b)	33,245,641
37,715,000	1.813% due 11/24/09(b)	37,386,796
58,000,000	0.351% due 12/4/09(b)	57,895,117
25,000,000	0.815% due 12/30/09(b)	24,880,750
50,000,000	0.512% due 1/12/10(b)	49,840,625
40,000,000	0.512% due 1/15/10(b)	39,870,800
100,000,000	Notes, 0.330% due 8/7/09(a)	99,996,319
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
200,000,000	0.160% due 6/2/09(b)(c)	199,999,111
65,000,000	0.501% - 3.040% due 6/22/09(b)(c)	64,945,313
73,570,000	0.250% due 6/24/09(b)(c)	73,558,249
70,000,000	0.466% due 6/29/09(b)(c)	69,974,683
30,000,000	0.572% due 7/27/09(b)(c)	29,973,400
100,000,000	0.180% due 8/3/09(b)(c)	99,968,500
75,000,000	0.577% due 8/10/09(b)(c)	74,916,146
30,000,000	0.693% due 9/14/09(b)(c)	29,939,625
50,000,000	0.703% due 9/21/09(b)(c)	49,891,111
50,000,000	0.441% due 10/5/09(b)(c)	49,923,000
20,000,000	3.168% due 10/13/09(b)(c)	19,771,456
97,950,000	0.341% - 0.346% due 10/19/09(b)(c)	97,819,556
119,827,000	0.310% - 2.125% due 11/9/09(b)(c)	119,185,923

See Notes to Financial Statements.

Government Portfolio 2009 Annual Report  |  31

Schedule of investments continued
May 31, 2009

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 63.6% continued
$125,000,000	0.502% due 12/31/09(b)(c)	$124,630,209
75,000,000	0.877% due 1/8/10(b)(c)	74,599,437
	Notes:
75,000,000	0.305% due 9/18/09(a)(c)	75,000,000
25,000,000	0.308% due 9/18/09(a)(c)	24,999,138
50,000,000	0.289% due 9/21/09(a)(c)	50,000,000
100,000,000	1.071% due 12/7/09(a)(c)	99,812,488
50,000,000	1.039% due 7/12/10(a)(c)	50,000,000
50,000,000	1.039% due 7/14/10(a)(c)	49,995,614
100,000,000	1.244% due 9/3/10(a)(c)	99,962,210
50,000,000	1.193% due 9/24/10(a)(c)	50,051,919
50,000,000	0.896% due 5/5/11(a)(c)	49,969,980
	Federal National Mortgage Association (FNMA):
	Discount Notes:
75,000,000	0.250% due 6/24/09(b)(c)	74,988,021
100,000,000	0.250% due 6/29/09(b)(c)	99,980,556
25,000,000	0.501% due 7/15/09(b)(c)	24,984,722
61,144,000	0.551% due 7/30/09(b)(c)	61,088,885
100,000,000	0.180% due 8/5/09(b)(c)	99,967,500
10,234,000	3.095% due 8/7/09(b)(c)	10,176,479
25,000,000	3.082% due 9/1/09(b)(c)	24,808,333
50,000,000	0.703% due 9/14/09(b)(c)	49,897,917
140,000,000	0.602% - 2.244% due 9/25/09(b)(c)	139,647,972
30,685,000	0.451% due 10/1/09(b)(c)	30,638,205
50,000,000	0.734% due 10/5/09(b)(c)	49,872,250
125,000,000	0.703% due 11/6/09(b)(c)	124,615,972
69,634,000	0.300% due 11/12/09(b)(c)	69,538,834
50,000,000	0.300% due 11/16/09(b)(c)	49,930,000
50,000,000	0.461% due 12/21/09(b)(c)	49,870,305
50,655,000	0.431% due 12/22/09(b)(c)	50,531,571
122,632,000	0.542% - 0.582% due 12/28/09(b)(c)	122,236,376
50,000,000	0.542% due 12/29/09(b)(c)	49,841,750
50,000,000	0.522% due 12/30/09(b)(c)	49,846,889
100,000,000	0.421% - 0.603% due 12/31/09(b)(c)	99,698,250
	Notes:
75,000,000	0.410% due 9/3/09(a)(c)	75,000,000
15,000,000	6.625% due 9/15/09(c)	15,166,389
50,000,000	1.052% due 1/21/10(a)(c)	50,000,000
100,000,000	1.029% due 7/13/10(a)(c)	99,988,839
100,000,000	0.966% due 8/5/10(a)(c)	99,942,808
100,000,000	0.800% due 5/13/11(a)(c)	99,980,521
	Total U.S. Government Agencies	7,879,922,284

See Notes to Financial Statements.

32  |  Government Portfolio 2009 Annual Report

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	U.S. Government Obligation — 0.4%
$46,000,000	U.S. Treasury Notes, 3.625% due 7/15/09	$46,191,355

	U.S. Treasury Bills — 14.6%
	U.S. Treasury Bills:
200,000,000	0.145% - 0.190% due 6/4/09(b)	199,997,208
200,000,000	0.170% - 0.175% due 7/30/09(b)	199,943,458
200,000,000	0.215% due 6/11/09(b)	199,988,056
25,000,000	0.130% due 6/25/09(b)	24,997,833
25,000,000	2.350% due 7/2/09(b)	24,950,594
200,000,000	0.170% due 7/23/09(b)	199,950,888
200,000,000	0.170% - 0.195% due 8/6/09(b)	199,933,083
50,000,000	0.481% due 8/13/09(b)	49,951,333
140,000,000	0.185% - 0.491% due 8/20/09(b)	139,915,333
50,000,000	0.496% due 8/27/09(b)	49,940,187
175,000,000	0.300% - 0.305% due 10/29/09(b)	174,779,167
125,000,000	0.331% due 11/5/09(b)	124,820,105
75,000,000	0.613% - 0.638% due 11/19/09(b)	74,779,719
72,795,000	0.300% due 11/27/09(b)	72,686,414
50,000,000	0.709% due 12/17/09(b)	49,805,146
25,000,000	0.705% due 3/11/10(b)	24,862,430

	Total U.S. Treasury Bills	1,811,300,954

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS	9,737,414,593

	Repurchase Agreements — 23.0%
500,000,000	Bank of America N.A., tri-party repurchase agreement, dated 5/29/09, 0.150% due 6/1/09; Proceeds at maturity - $500,006,250 (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.250% due 7/2/09 to 8/15/22; Market value - $510,000,084)	500,000,000
1,000,000,000	Barclays Capital Inc., tri-party repurchase agreement, dated 5/29/09, 0.170% due 6/1/09; Proceeds at maturity - $1,000,014,167; (Fully collateralized by various U.S. government agency obligations, 1.250% to 6.875% due 11/30/10 to 8/15/25; Market value - $1,020,000,027)	1,000,000,000
1,347,589,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 5/29/09, 0.170% due 6/1/09; Proceeds at maturity - $1,347,608,091 (Fully collateralized by U.S. government agency obligation, 3.000% due 1/13/14; Market value - $1,374,541,495)	1,347,589,000

	Total Repurchase Agreements	2,847,589,000

	TOTAL INVESTMENTS — 101.6% (Cost — $12,585,003,593#)	12,585,003,593
	Liabilities in Excess of Other Assets — (1.6)%	(196,329,174)

	TOTAL NET ASSETS — 100.0%	$12,388,674,419

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(b)	Rate shown represents yield-to-maturity.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Government Portfolio 2009 Annual Report  |  33

Statement of assets and liabilities

Government Portfolio
May 31, 2009

ASSETS:
Investments, at value	$9,737,414,593
Repurchase agreements, at value	2,847,589,000
Cash	166
Interest receivable	4,564,379
Prepaid expenses	12,011

Total Assets	12,589,580,149

LIABILITIES:
Payable for securities purchased	199,936,000
Investment management fee payable	794,368
Trustees’ fees payable	20,256
Accrued expenses	155,106

Total Liabilities	200,905,730

TOTAL NET ASSETS	$12,388,674,419

REPRESENTED BY:
Paid-in capital	$12,388,674,419

See Notes to Financial Statements.

34  |  Government Portfolio 2009 Annual Report

Statement of operations

Government Portfolio
For the Period Ended May 31, 2009†

INVESTMENT INCOME:
Interest	$20,655,067

EXPENSES:
Investment management fee (Note 2)	2,767,171
Legal fees	203,688
Trustees’ fees	61,280
Audit and tax	27,328
Insurance	26,572
Custody fees	20,944
Miscellaneous expenses	13,013

Total Expenses	3,119,996
Less: Fee waivers and/or expense reimbursements (Note 2)	(352,825)

Net Expenses	2,767,171

NET INVESTMENT INCOME	17,887,896

NET REALIZED GAIN ON INVESTMENTS	102,441

INCREASE IN NET ASSETS FROM OPERATIONS	$17,990,337

† For the period March 2, 2009 (inception date) to May 31, 2009.

See Notes to Financial Statements.

Government Portfolio 2009 Annual Report  |  35

Statement of changes in net assets

Government Portfolio

FOR THE PERIOD ENDED MAY 31,	2009†

OPERATIONS:
Net investment income	$17,887,896
Net realized gain	102,441

Increase in Net Assets From Operations	17,990,337

CAPITAL TRANSACTIONS:
Proceeds from contributions	14,689,469,208
Value of withdrawals	(2,318,785,126)

Increase in Net Assets From Capital Transactions	12,370,684,082

INCREASE IN NET ASSETS	12,388,674,419

NET ASSETS:
Beginning of period	—

End of period	$12,388,674,419

† For the period March 2, 2009 (inception date) to May 31, 2009.

See Notes to Financial Statements.

36  |  Government Portfolio 2009 Annual Report

Financial highlights

Government Portfolio

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
2009 [1]

NET ASSETS, END OF PERIOD (MILLIONS)	$12,389

Total return[2]	0.26%

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[3]	0.11%
Net expenses[3,4,5]	0.10
Net investment income[3]	0.65

[1]	For the period March 2, 2009 (inception date) to May 31, 2009.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Government Portfolio 2009 Annual Report  |  37

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a no-load, as of March 2, 2009, a newly organized diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At May 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$12,585,003,593	—	$12,585,003,593	—

38  |  Government Portfolio 2009 Annual Report

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(e) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for the current year and has concluded that as of May 31, 2009, no provision for income tax would be required in the Portfolio’s financial statements.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Government Portfolio 2009 Annual Report  |  39

Notes to financial statements continued

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the period ended May 31, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the period ended May 31, 2009, LMPFA waived a portion of its fee in the amount of $352,825.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities”, requires enhanced disclosure about an entity’s derivative and hedging activities.

The Portfolio may not invest in derivative instruments.

4. Recent accounting pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4. “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

40  |  Government Portfolio 2009 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio, a series of Master Portfolio Trust, as of May 31, 2009, and the related statements of operations and changes in net assets, and the financial highlights for the period from March 2, 2009 (inception date) to May 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

          We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Portfolio as of May 31, 2009, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 2, 2009 (inception date) to May 31, 2009, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 24, 2009

Government Portfolio 2009 Annual Report  |  41

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on February 12-13, 2009, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Fund. The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement, and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund, certain portions of which are discussed below. The Board noted that the Fund was a new fund that will operate as a “master fund” in a “master-feeder” structure, and the existing Western Asset Institutional Government Money Market Fund (the “Feeder Fund”), a series of Legg Mason Partners Institutional Trust that has operated on a stand-alone basis, was being converted into a feeder fund that would invest substantially all of its assets in the Fund. The Board also noted that the Fund would be managed in the same way that Western Asset Institutional Government Money Market Fund has been managed, and that management had proposed the creation of the Fund in order to take advantage of potential opportunities to raise additional assets, both onshore and offshore, in the U.S. government money market fund space. The discussion below covers both the proposed advisory and the administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. The Independent Trustees also discussed the proposed Management Agreement and Sub-Advisory Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining

42  |  Government Portfolio

whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the complex, including the Feeder Fund. The Board also noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason Partners fund complex, including other master-feeder funds, and the Manager’s role in coordinating the activities of the Subadviser and other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser included maintaining and monitoring their own and the Fund’s compliance programs established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of persons who were proposed to serve as the Fund’s senior personnel as well as members of the portfolio management team expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the Fund’s portfolio management team would be comprised of the same persons currently managing the Feeder Fund. The Board considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager, and the Subadviser.

The Board also considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager. In addition, management reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Government Portfolio  |  43

Board approval of management and subadvisory
agreements (unaudited) continued

Fund performance

The Board noted that the Fund was newly organized and thus did not have any performance history of its own. The Board noted, however, that as part of its oversight of the Feeder Fund the Board has reviewed and considered the investment performance of the Feeder Fund, and most recently had approved an extension of the management and sub-advisory agreements for the Feeder Fund at its November 2008 meeting. In addition, the Trustees noted that they would be receiving and discussing with management, at periodic intervals, Fund performance information, including comparisons of Fund performance against — among other things — a benchmark, as well as performance information for a group of funds selected by Lipper, Inc., an independent provider of investment company data.

Management fees and expected expense ratios

The Board reviewed and considered the proposed contractual management fee (the “Contractual Management Fee”) to be payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadviser. The Board noted that the compensation expected to be paid to the Subadviser would be paid by the Manager, not the Fund, out of its management fee. In addition, the Board noted that the Manager had contractually agreed to waive part of the Contractual Management Fee or reimburse the Fund for certain expenses.

The Board noted that it had previously reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the scope of services provided to funds like the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts.

The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. In addition, the Board received and considered information which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by certain other comparable funds.

Taking all of the above into consideration, the Board determined that the proposed management fee and the sub-advisory fee for the Fund were

44  |  Government Portfolio

reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow, taking into account information provided in conjunction with the most recent contract review for the funds in the complex, including the Feeder Fund. The Board noted that the Manager had instituted breakpoints in the Feeder Fund’s contractual management fee, reflecting the potential for reducing the Feeder Fund’s contractual management fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure would be a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board determined that the proposed management fee structure for the Fund was reasonable.

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered as reasonable the ancillary benefits that the Manager and its affiliates were expected to receive if the Management Agreement and the Sub-Advisory Agreement were approved.

* * *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those agreements for an initial two-year period.

Government Portfolio  |  45

Additional information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 22 through 28 of this report.

46  |  Government Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

	a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2008 and May 31, 2009 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2008 and $0 in 2009.

	b)	Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of the Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub- adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

	(c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2008 and $0 in 2009. These services consisted of (i) review or preparation of U. S. federal, state, local and excise tax returns; (ii) U. S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

	d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

	(e)	Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2- 01 of Regulation S-X.

(1)

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

	(2)	For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2008 and 2009; Tax Fees were 100% and 0% for 2008 and 2009; and Other Fees were 100% and 0% for 2008 and 2009.

	(f)	N/A

	(g)	Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2009.

	(h)	Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre- approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d- 15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: August 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: August 5, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date: August 5, 2009